Statement of Operations and Comprehensive Income (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax Effect	$ 566	$ (863)
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Tax Effect	$ (247)	$ (177)